Royce CRK Prospectus | Royce Global Value Fund
Royce Global Value Fund
Investment Goal
Royce Global Value Fund's investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Royce CRK Prospectus Royce Global Value Fund	Consultant Class	R Class	K Class
Maximum sales charge (load) imposed on purchases	none	none	none
Maximum deferred sales charge	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Royce CRK Prospectus Royce Global Value Fund		Consultant Class	R Class	K Class
Management fees		1.25%	1.25%	1.25%
Distribution (12b-1) fees		1.00%	0.50%	0.25%
Other expenses		0.39%	0.27%	0.27%
Total annual Fund operating expenses		2.64%	2.02%	1.77%
Fee waivers and/or expense reimbursements	[1]	(0.20%)	(0.03%)	(0.03%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	[2]	2.44%	1.99%	1.74%
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Consultant, R and K Classes' net annual operating expenses at or below 2.44%, 1.99% and 1.74%, respectively, through April 30, 2013.
[2]	Expenses for the R and K Classes have been estimated for the current fiscal year.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example Royce CRK Prospectus Royce Global Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Consultant Class	247	801	1,382	2,959
R Class	202	631	1,085	2,346
K Class	177	554	956	2,081

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.

Principal Investment Strategy

Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of companies that it believes are trading significantly below its estimate of their current worth. Royce bases this assessment chiefly on balance sheet quality and cash flow levels. Although the Fund may invest in the equity securities of companies of any market capitalization, Royce expects that generally a significant portion of the Fund’s assets will be invested in the equity securities of micro-cap, small-cap and/or mid-cap companies with market capitalizations up to $5 billion.

     Under normal market circumstances, the Fund will invest at least 40% of its net assets in the equity securities of companies located in at least three different countries outside of the United States, i.e., companies that are headquartered, organized and/or whose stock principally trades outside of the United States. During periods when market conditions are not deemed favorable by Royce, the Fund will invest at least 30% of its net assets in such companies. From time to time, a substantial portion of the Fund’s assets may be invested in companies that are located in a single country. The Fund may also invest up to 35% of its net assets in U.S. and non-U.S. non-convertible debt or preferred stock. Although there are no geographic limits on the Fund’s investments, no more than 35% of the Fund’s net assets may be invested in the securities of companies headquartered in “developing countries,” also known as emerging markets. Generally, developing countries, sometimes also referred to as emerging market countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and Western European countries (as defined in the Fund’s Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce Global Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

     In addition to general market risk, foreign securities may be subject to different risks than investments in U.S. securities, including adverse political, social, economic or other developments that are unique to a particular country or region. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency’s home country has not declined. These risk factors may affect the prices of foreign securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures.
     To the extent that the Fund’s investment in the securities of foreign companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in foreign companies may not apply.

     The prices of smaller-capitalization securities are generally more volatile and their markets are less liquid relative to larger-capitalization securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-capitalization companies or other asset classes. In addition, as of December 31, 2011 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of micro-cap, small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell Global Small Cap Index, the Fund’s benchmark index. The Consultant Class commenced operations on May 2, 2011, and the R and K Classes commenced operations on March 21, 2012. Performance information prior to May 2, 2011 is for Service Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Consultant and R Classes have higher expenses than the Service Class. If Consultant Class’s expenses had been reflected, total returns prior to its inception date would have been lower.
     The table also presents the impact of taxes on the Fund’s returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Consultant Class

During the period shown in the bar chart, the highest return for a calendar quarter was 30.22% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -27.01% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/11)
Average Annual Total Returns Royce CRK Prospectus	1 Year	5 Years	Since Inception	Inception Date
Royce Global Value Fund Consultant Class	(19.15%)	4.05%	4.05%
Royce Global Value Fund Consultant Class After Taxes on Distributions	(19.21%)	3.85%	3.85%
Royce Global Value Fund Consultant Class After Taxes on Distributions and Sales	(12.36%)	3.40%	3.40%
Royce Global Value Fund				Dec. 29, 2006
Royce Global Value Fund Russell Global Small Cap Index	(14.03%)	(1.28%)	(1.28%)